Shareholder Report, Holdings (Details)	Jun. 30, 2026
T-REX 2X LONG AFRM DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG AFRM DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.03%
T-REX 2X LONG AFRM DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
T-REX 2X LONG AFRM DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
T-REX 2X LONG AFRM DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
T-REX 2X LONG GLXY DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG GLXY DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.50%
T-REX 2X LONG GLXY DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.95%)
T-REX 2X LONG GLXY DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
T-REX 2X LONG GLXY DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.78%)
T-REX 2X LONG KTOS DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG KTOS DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.98%
T-REX 2X LONG KTOS DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
T-REX 2X LONG KTOS DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
T-REX 2X LONG KTOS DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
T-REX 2X LONG TTD DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG TTD DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
T-REX 2X LONG TTD DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
T-REX 2X LONG TTD DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
T-REX 2X LONG TTD DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%